INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Cash and cash equivalents (Details) - USD ($)	Dec. 31, 2021	Jun. 30, 2021
INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION
Cash at bank and on hand	$ 35,966,810	$ 28,327,569
Money market funds	399,321	7,718,544
Cash and cash equivalents	$ 36,366,131	$ 36,046,113